LEASES	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
LEASES

7.	LEASES

The Company has entered into operating leases primarily for office space. These leases have terms which range from two years to six years, and often include one or more options to renew or in the case of equipment rental, to purchase the equipment. During the three months ended March 31, 2022, the Company recorded an additional $80,478 of right of use (“ROU”) assets and lease liabilities related to new operating leases.

In January 2022, the Company signed a new lease agreement to extend the term until March 2024 of the Company’s office space in Boca Raton, Florida. The total legally binding minimum lease payments for this agreement is approximately $94,898.

Based on the present value of the lease payments for the remaining lease term of the Company's existing leases, the Company recognized $583,414 in noncurrent ROU assets, $344,492 in current lease liabilities and $251,908 in noncurrent lease liabilities from operating leases as of March 31, 2022.

Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments.

Information related to the Company's operating ROU assets and related lease liabilities are as follows:

Three Months Ended March 31, 2022
Cash paid for operating lease liabilities	$110,274
Weighted-average remaining lease term	1.5
Weighted-average discount rate	10%

For the three months ended March 31, 2022 and 2021, the Company recorded rent expenses related to lease obligations of $105,340 and $90,993, respectively. Rent expenses related to lease obligations are allocated between cost of goods sold and selling, general and administrative expenses in the Company’s condensed consolidated statement of operations.

The maturities of the lease liabilities are as follows as of March 31, 2022:

Remainder of 2022	$320,246
2023	116,606
2024	52,430
2025	42,596
2026	44,726
Thereafter	42,962
Total future lease payments	623,566
Less: Imputed interest	(27,166)
Present value of lease liabilities	$596,400